Capital Stock (Details Narrative) - USD ($)	1 Months Ended				12 Months Ended
	Apr. 30, 2021	Aug. 26, 2019	Jul. 31, 2019	Oct. 31, 2018	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2021
Common Shares, Issued			10,279		33,092,665	23,678,105			2,775,231
Private Placement Offering Of An Aggregate Of Common Shares	9,414,560
Share Issued, Price Per Share	$ 0.41
Private Placement Offering Of An Aggregate Of Common Value	$ 3,069,448
Direct Costs					$ 656,383
Prefunded Units, Issued				16,563,335
Proceeds From Issuance Or Sale Of Equity				$ 14,344,906
Common Stock Value, Issued				1,808,952
Payment Of Stock Issuance Costs				2,738,710
Stock Issuance Costs	$ 38,220			2,738,710
Charges From Additional Paid-in Capital To Common Shares Under Capital Stock					0	$ 583,180
Common Shares Issued During Period Upon Exercise								1,030,000
Common Stock					$ 49,175,630	$ 46,144,402
Issuance Cost		$ 15,800
Officers and Directors
Warrants To Purchase					441,666
Noncontrolling Interest, Ownership Percentage By Noncontrolling Owners					1.70%	2.40%			2.40%
Common Stock					883,333
Common Stock Price					$ 6.00
October 2018 Placement Agent Warrants [Member]
Payment Of Stock Issuance Costs				461,697
Stock Issuance Costs				$ 461,697
Warrants, Exercise Price				$ 0.9375
Warrants, Issued				1,160,314
Number Of Securities Called By Warrants Or Rights				1,160,314
2018 Unit Warrants [Member]
Share Issued, Price Per Share				$ 0.75					$ 0.75
Warrants, Exercise Price				$ 0.75
Sale Of Stock				827,970
2018 Option Warrants [Member]
Warrants, Exercise Price						$ 0.75
Additional Common Stock And Warrants Issued				1,947,261
2018 Firm Warrants [Member]
Warrants, Issued				20,000,000
Warrants Issued Value				$ 279,086
2018 Pre-Funded Warrants [Member]
Charges From Additional Paid-in Capital To Common Shares Under Capital Stock			$ 225,612			$ 583,180	$ 979,705
Common Shares Issued During Period Upon Exercise			10,279			1,592,249	2,793,334	1,030,000
Warrants, Exercise Price				$ 0.01
Warrants, Issued				16,563,335
Warrants Issued Value				$ 12,256,868
Proceeds From Common Shares Issued During Period Upon Exercise						$ 0	$ 27,953
Warrant [Member]
Exercise Price						$ 7.50
Common Stock						$ 4,184,520
Capital Stock						$ 1,115,480
Issuance Cost					$ 831,357
Additional Paid In Capital					$ 1,115,480
Warrants To Purchase					44,166
Warrant [Member] | Over-Allotment Option [Member]
Share Issued, Price Per Share									0.01
Additional Paid In Capital [Member]
Direct Costs					$ 174,974
Stock Issuance Costs				$ 2,393,347
Capital Units [Member]
Direct Costs					$ 656,383
Common Stock [Member] | Over-Allotment Option [Member]
Share Issued, Price Per Share									$ 0.74
2018 Pre-Funded Units [Member]
Share Issued, Price Per Share				$ 0.74
Prefunded Units, Issued				16,563,335